Accounts Receivable (Tables)	12 Months Ended
Jan. 03, 2016
Receivables [Abstract]
Accounts Receivable

Accounts receivable (in millions):	Balance at year-end
	2015	2014
Commercial and other receivables	$325.5	$357.5
U.S. Government and prime contractors contract receivables:
Billed receivables	19.9	17.3
Unbilled receivables	33.9	33.7
	379.3	408.5
Reserve for doubtful accounts	(6.3)	(7.8)
Total accounts receivable, net	$373.0	$400.7